UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2006

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Greenville Small Cap Growth Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 91.1%
Capital Goods: 12.3%
13,215	Builders Firstsource, Inc.*	$264,300
4,740	Dycom Industries, Inc.*	115,656
2,380	ESCO Technologies, Inc.*	260,896
9,975	Essex Corp.*	208,976
15,825	Flow International Corp.*	122,485
6,585	JLG Industries, Inc.	206,374
41,435	Power-One, Inc.*	203,860
11,435	U.S. Home Systems, Inc.*	53,859
		1,436,406
Commercial Services & Supplies: 2.7%
11,810	The Providence Service Corp.*	318,161
Consumer Durables & Apparel: 5.5%
9,900	Comstock Homebuilding Cos., Inc.*	278,932
7,045	Nautilus Group, Inc.	196,274
12,255	Orange 21, Inc.*	78,187
23,430	The Rowe Cos.*	87,862
		641,255
Diversified Financials: 3.6%
10,325	First Cash Financial Services, Inc.*	246,251
17,900	TradeStation Group, Inc.*	171,661
		417,912
Energy: 4.5%
8,865	Superior Energy Services*	189,179
10,560	W-H Energy Services, Inc.*	331,584
		520,763
Health Care Equipment & Services: 7.0%
4,382	America Service Group, Inc.*	94,564
2,910	Coventry Health Care, Inc.*	205,824
8,335	Life Sciences Research, Inc.*	118,357
15,085	Matrixx Initiatives, Inc.*	187,205
12,000	Merit Medical Systems, Inc.*	206,760
		812,710
Hotels Restaurants & Leisure: 2.7%
10,825	McCormick & Schmick's Seafood Restaurants, Inc.*	196,798
13,005	Rubio's Restaurants, Inc.*	118,996
		315,794
Insurance: 2.9%
7,230	American Safety Insurance Holdings Ltd. *	111,631
9,289	Argonaut Group, Inc.*	223,215
		334,846
Materials: 2.4%
6,520	Headwaters, Inc.*	278,730
Media: 1.3%
21,620	Navarre Corp.*	154,151
Pharmaceuticals & Biotechnology: 3.0%
11,935	Connetics Corp.*	223,304
7,495	Seracare Life Sciences, Inc.*	121,419
		344,723
Real Estate: 1.7%
14,590	Equity Inns, Inc.	195,944
Retailing: 7.2%
4,975	Build-A-Bear Workshop, Inc.*	119,400
11,035	Conn's, Inc.*	295,628
26,185	Hollywood Media Corp.*	108,929
19,650	Rush Enterprises, Inc. - Class A*	312,435
		836,392
Semiconductor & Semiconductor Equipment: 6.6%
7,305	August Technology Corp.*	93,358
17,320	IXYS Corp. *	202,817
16,085	LTX Corp.*	106,322
15,285	Omnivision Technologies, Inc.*	215,977
4,265	Tessera Technologies, Inc.*	149,787
		768,261
Software & Services: 9.6%
4,275	Anteon International Corp.*	200,711
6,550	Concur Technologies, Inc.*	72,247
24,050	Cybersource Corp.*	168,350
14,165	Epicor Software Corp.*	210,067
9,025	MapInfo Corp.*	101,080
8,355	Micros Systems, Inc.*	358,847
		1,111,302
Technology Hardware & Equipment: 8.1%
4,790	BEI Technologies, Inc.	166,453
8,990	Excel Technology, Inc.*	223,851
11,885	International Displayworks, Inc.*	84,859
17,955	NMS Communications Corp.*	60,508
11,720	Presstek, Inc.*	147,906
8,590	Stratasys, Inc.*	261,308
		944,885
Transportation:10.0%
8,540	Airtran Holdings, Inc.*	97,698
11,495	Celadon Group, Inc.*	229,095
11,870	J.B. Hunt Transport Services, Inc.	233,008
11,810	Marten Transport Ltd.*	295,427
5,975	Universal Truckload Services, Inc.*	109,044
11,560	Vitran Corp, Inc.*#	202,300
		1,166,572

TOTAL COMMON STOCKS (cost $9,200,430)		10,598,807
SHORT TERM INVESTMENTS: 4.4%
Money Markets: 4.4%
513,766	SEI Daily Income Trust Government Fund - Class B (cost $513,766)	513,766
Total Investments (cost $9,714,196): 95.5%		11,112,573
Other Assets in Excess of Liabilities: 4.5%		526,186
TOTAL NET ASSETS: 100.0%		$11,638,759

*	Non Income Producing.
#	U.S. security of a foreign issurer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)    /s/ Robert M. Slotky
Robert M. Slotky, President

Date             9/12/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert M. Slotky
  Robert M. Slotky, President

Date         9/12/2005

By (Signature and Title)*        /s/ Eric W. Falkeis
  Eric W. Falkeis, Treasurer

Date       9/12/2005

* Print the name and title of each signing officer under his or her signature.